Exhibit 99.5 Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	xxxxx9434			Closed	2024-10-27 22:30	2024-11-13 09:54	Waived	2 - Non-Material	C	B	Credit	Credit	DSCR Does Not Meet Guideline Requirements	Waived-Exception Approved. - Due Diligence Vendor-11/13/2024 Ready for Review-Document Uploaded. - Seller-11/10/2024 Open-Refinance Vacant property Max LTV is 70% whereas for Interest only R/T Refinance Max LTV is 75%. Per Matrix, Max DSCR for R/T Refi is 0.99 with 70% LTV; however. RT Refi Max LTV is 80% with a DSCR Min of 1.0. Provide Exception for DSCR less than Min 1.00. Loan File DSCR 0.785 - Due Diligence Vendor-10/28/2024	Ready for Review-Document Uploaded. - Seller-11/10/2024	Waived-Exception Approved. - Due Diligence Vendor-11/13/2024	XXXX		Credit Score - Loan File 728, GL Requirement Min 700 Tradelines - Loan File 31, GL Requirement No Minimum Housing Payment History - Loan File 0x30x52 months, GL Requirement 1x30x12 months Investor Experience- Loan File 5 years, GL Requirement 1 year Other- Loan File Rate Reduction-Interest rate on subject lien is reducing from 11% to 7.375% Personal Guaranty with full recourse executed by borrower present in file	TX	Investment	Refinance	No Cash Out - Borrower Initiated	2691231	Originator Post-Close	Yes
XXXX	xxxxx9434			Closed	2024-10-31 09:58	2024-11-13 09:54	Waived	2 - Non-Material	C	B	Credit	Eligibility	Ineligible Borrower per program guidelines	Waived-Exception Approved. - Due Diligence Vendor-11/13/2024 Ready for Review-Document Uploaded. - Seller-11/10/2024 Open-Borrower Type ineligible per program guidelines. Note is signed by XXXX of behalf on the Business Entity, XXXX. Provide Exception - Due Diligence Vendor-10/31/2024	Ready for Review-Document Uploaded. - Seller-11/10/2024	Waived-Exception Approved. - Due Diligence Vendor-11/13/2024	XXXX		Credit Score - Loan File 728, GL Requirement Min 700 Tradelines - Loan File 31, GL Requirement No Minimum Housing Payment History - Loan File 0x30x52 months, GL Requirement 1x30x12 months Investor Experience- Loan File 5 years, GL Requirement 1 year Other- Loan File Rate Reduction-Interest rate on subject lien is reducing from 11% to 7.375% Personal Guaranty with full recourse executed by borrower present in file	TX	Investment	Refinance	No Cash Out - Borrower Initiated	2721945	Originator Post-Close	Yes
XXXX	xxxxx9434			Closed	2024-10-31 10:50	2024-11-13 06:10	Resolved	1 - Information	D	A	Compliance	Missing Doc	Prepayment Penalty Information Unavailable	Resolved-Lock reflects No PPP - Due Diligence Vendor-11/13/2024 Ready for Review-Document Uploaded. See attached lock ...this one had no PPP. - Seller-11/10/2024 Open-per Matrix, Prepayment Penalty: • 6 Months interest on 80% of original principal balance.• 3 years standard term. provide confirmation that PPP is not required as reflected on the HUD-1 - Due Diligence Vendor-10/31/2024	Ready for Review-Document Uploaded. See attached lock ...this one had no PPP. - Seller-11/10/2024	Resolved-Lock reflects No PPP - Due Diligence Vendor-11/13/2024	XXXX			TX	Investment	Refinance	No Cash Out - Borrower Initiated	2722372	N/A	N/A
XXXX	xxxxx9434			Closed	2024-10-31 11:56	2024-11-07 10:15	Resolved	1 - Information	B	A	Compliance	Compliance	Deficient E-Sign Form.	Resolved-E-Sign Consent Form received - Due Diligence Vendor-11/07/2024 Ready for Review-Document Uploaded. - Seller-11/06/2024 Open-Provide E-Sign Consent Form - Due Diligence Vendor-10/31/2024	Ready for Review-Document Uploaded. - Seller-11/06/2024	Resolved-E-Sign Consent Form received - Due Diligence Vendor-11/07/2024	XXXX			TX	Investment	Refinance	No Cash Out - Borrower Initiated	2722965	N/A	N/A
XXXX	xxxxx9434			Closed	2024-10-31 10:51	2024-11-07 10:14	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Confirmation of the Rate Lock received - Due Diligence Vendor-11/07/2024 Ready for Review-Document Uploaded. - Seller-11/06/2024 Open-Evidence of Rate Lock Missing Provide Confirmation of the Rate Lock - Due Diligence Vendor-10/31/2024	Ready for Review-Document Uploaded. - Seller-11/06/2024	Resolved-Confirmation of the Rate Lock received - Due Diligence Vendor-11/07/2024	XXXX			TX	Investment	Refinance	No Cash Out - Borrower Initiated	2722379	N/A	N/A
XXXX	xxxxx9434			Closed	2024-10-31 11:40	2024-11-04 05:56	Resolved	1 - Information	C	A	Credit	Credit	Guarantor Recourse Document is missing	Resolved-Personal Guaranty received - Due Diligence Vendor-11/04/2024 Ready for Review-Document Uploaded. - Seller-10/31/2024 Open-Provide Personal Guaranty - Due Diligence Vendor-10/31/2024	Ready for Review-Document Uploaded. - Seller-10/31/2024	Resolved-Personal Guaranty received - Due Diligence Vendor-11/04/2024	XXXX			TX	Investment	Refinance	No Cash Out - Borrower Initiated	2722823	N/A	N/A
XXXX	xxxxx9434			Closed	2024-10-27 22:05	2024-10-31 10:47	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV Exceeds Guideline LTV Exception Approved Exception Approval on 10/16/2024 by XXXX on page 556. Exception Reason: Max LTV - Loan File 74%, GL Requirement Max 70% Other: Max would be 70% due to the vacant on refinance overlay. However, the file contains a lease dated after the appraisal was done, as well as the 1st month & security deposit funds. Issuing a guideline exception in an abundance of caution. - Due Diligence Vendor-10/28/2024		Waived-Audited LTV Exceeds Guideline LTV Exception Approved Exception Approval on 10/16/2024 by XXXX on page 556. Exception Reason: Max LTV - Loan File 74%, GL Requirement Max 70% Other: Max would be 70% due to the vacant on refinance overlay. However, the file contains a lease dated after the appraisal was done, as well as the 1st month & security deposit funds. Issuing a guideline exception in an abundance of caution. - Due Diligence Vendor-10/28/2024			Credit Score - Loan File 728, GL Requirement Min 700 Tradelines - Loan File 31, GL Requirement No Minimum Housing Payment History - Loan File 0x30x52 months, GL Requirement 1x30x12 months Investor Experience- Loan File 5 years, GL Requirement 1 year Other- Loan File Rate Reduction-Interest rate on subject lien is reducing from 11% to 7.375% Personal Guaranty with full recourse executed by borrower present in file	TX	Investment	Refinance	No Cash Out - Borrower Initiated	2691195	Originator Pre-Close	Yes